Consolidated Statement of Stockholders' Deficit (USD $)	Total	Series A Preferred Stock [Member]	Class A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2011	$ (2,839,971)			$ 1,520	$ 4,409,230	$ (7,250,721)
Beginning Balance, Shares at Dec. 31, 2011				1,519,759
Issuance of common stock and warrants to a related party for liabilities	869,275			256	869,019
Issuance of common stock and warrants to a related party for liabilities, Shares				255,750
Forgiveness of liabilities by founder	353,246				353,246
Issuance of Series A preferred stock for conversion of loans and accrued interest	1,541,180	1,879			1,539,301
Issuance of Series A preferred stock for conversion of loans and accrued interest, Shares		1,879,128
Issuance of common stock for cashless exercise of warrants				541	(541)
Issuance of common stock for cashless exercise of warrants, Shares				541,430
Issuance of common stock to acquire license at fair value	5,127			17	5,110
Issuance of common stock to acquire license at fair value, Shares				17,089
Issuance of Series A preferred stock to Wonpung for services	1,006,074	1,725			1,004,349
Issuance of Series A preferred stock to Wonpung for services, Shares		1,725,000
Issuance of Series A preferred stock and warrants for cash, net of offering costs	2,155,938	4,900			2,151,038
Issuance of Series A preferred stock and warrants for cash, net of offering costs, Shares		4,899,375
Issuance of common stock for services	20,507			68	20,439
Issuance of common stock for services, Shares				68,356
Stock-based compensation expense	37,335				37,335
Net loss	(6,860,030)					(6,860,030)
Ending Balance at Dec. 31, 2012	(3,711,319)	8,504		2,402	10,388,526	(14,110,751)
Ending Balance, Shares at Dec. 31, 2012		8,503,503		2,402,384
Issuance of Series A preferred stock and warrants for cash, net of offering costs	1,484,710	5,100			1,479,610
Issuance of Series A preferred stock and warrants for cash, net of offering costs, Shares		5,100,625
Issuance of common stock to acquire Medeor, Inc. at fair value	3,750,000			2,500	3,747,500
Issuance of common stock to acquire Medeor, Inc. at fair value, Shares				2,500,000
Issuance of common stock for services	16,918			57	16,861
Issuance of common stock for services, Shares				56,394
Stock-based compensation expense	382,343				382,343
Net loss	(19,871,908)					(19,871,908)
Ending Balance at Dec. 31, 2013	(17,949,256)	13,604		4,959	16,014,840	(33,982,659)
Ending Balance, Shares at Dec. 31, 2013		13,604,128		4,958,778
Issuance of common stock, Series A warrants and Series B warrants for cash, net of offering cost	22,229,321			17,164	22,212,157
Issuance of common stock, Series A warrants and Series B for cash, net of offering cost, Shares				17,163,799
Issuance of common stock for services	8,714			29	8,685
Issuance of common stock for services, Shares				29,052
Stock-based compensation expense	10,319,137				10,319,137
Establishing warrant derivative liabilities	(4,333,163)				(4,333,163)
Reclassification of derivative liabilities to APIC upon Share Exchange	6,804,625				6,804,625
Conversion of Series A preferred stock, notes payable and accrued interest to common stock	960,922	(13,604)		14,805	959,721
Conversion of Series A preferred stock, notes payable and accrued interest to common stock, Shares		(13,604,128)		14,805,278
Issuance of common stock and Class A preferred stock in connection with share exchange	2,000,000		3,337	3,337	1,993,326
Issuance of common stock and Class A preferred stock in connection with share exchange, Shares			3,337,309	3,337,310
Amortization of beneficial conversion feature	186,727				186,727
Net loss	(21,335,988)					(21,335,988)
Ending Balance at Jun. 30, 2014	$ (1,108,961)		$ 3,337	$ 40,294	$ 54,166,055	$ (55,318,647)
Ending Balance, Shares at Jun. 30, 2014			3,337,309	40,294,217